Investments in Associates and Joint Ventures - Summary of Accumulated Unrecognized Share of Losses in Investments in Associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	₩ 2,352	₩ 3,839
Accumulated unrecognized loss	22,034	20,040
DSMETAL Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	38	0
Accumulated unrecognized loss	103	65
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	1,381	3,354
Accumulated unrecognized loss	19,481	18,100
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	489	489
Dpaps Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	19
Accumulated unrecognized loss	0	358
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	183	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	30	30
Terra Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	239	151
Accumulated unrecognized loss	551	312
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	12	0
Accumulated unrecognized loss	33	21
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	28	28
Chongil Machine & Tools Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	49	0
Accumulated unrecognized loss	68	19
Skydigital Inc.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	68	0
Accumulated unrecognized loss	174	106
IMT TECHNOLOGY Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(3)	3
Accumulated unrecognized loss	0	3
Jo Yang Industrial Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	9	96
Accumulated unrecognized loss	105	96
IDTECK CO., LTD
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	(72)	216
Accumulated unrecognized loss	144	216
MJT&I Corp.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	152	0
Accumulated unrecognized loss	152	0
Dae-A Leisure Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	202	0
Accumulated unrecognized loss	202	0
Il-Kwang Electronic Materials Co., Ltd
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	160	0
Accumulated unrecognized loss	160	0
Inter Shipping Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	117	0
Accumulated unrecognized loss	₩ 117	₩ 0